WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 125.4%
COMMUNICATION SERVICES - 21.6%
Diversified Telecommunication Services - 6.3%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	3,950,000		$3,363,484	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,490,000		3,777,260	(a)(b)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	3,440,000		2,325,204	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	4,780,000		4,112,736	(a)(b)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,450,000		1,140,004	(a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,240,000		982,025	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,646,000		2,126,855	(b)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	1,570,000		1,335,787
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	300,000		259,232
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,515,000		2,442,958	(a)(b)

Total Diversified Telecommunication Services					21,865,545

Interactive Media & Services - 0.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	780,000		626,960	(a)

Media - 9.1%
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	4.500%	6/1/33	1,880,000		1,530,226	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	4.250%	1/15/34	13,390,000		10,457,925	(a)(b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,410,000		1,202,025	(a)
DirecTV Financing LLC/DirecTV Financing
Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,920,000		1,741,977	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,140,000		2,022,300	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,340,000		2,717,006	(b)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	2,410,000		1,734,670	(b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	5,310,000		3,385,125
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	2,500,000		2,284,625	(a)
Virgin Media Vendor Financing Notes III
DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000	GBP	2,592,668	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000		1,560,632	(a)

Total Media					31,229,179

Wireless Telecommunication Services - 6.0%
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	7,220,000		4,277,615	(a)(b)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	9,580,000		5,759,544	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000		2,356,534	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000		6,391,930	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - continued
Sprint LLC, Senior Notes	7.875%	9/15/23	110,000		$111,757	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000		1,754,268	(a)(b)

Total Wireless Telecommunication Services					20,651,648

TOTAL COMMUNICATION SERVICES					74,373,332

CONSUMER DISCRETIONARY - 23.3%
Auto Components - 4.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000		2,037,286	(a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,801,000		5,358,441	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,170,000		965,551
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	6,910,000		6,833,230	(a)(b)

Total Auto Components					15,194,508

Automobiles - 0.7%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,500,000		1,576,320
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000		924,720

Total Automobiles					2,501,040

Diversified Consumer Services - 4.0%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,190,000	EUR	2,078,313	(c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	670,000	EUR	635,831	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,100,000		906,532	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,500,000		1,424,175	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,184,608
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	6,440,000		5,210,443	(a)(b)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,270,000		1,212,175	(a)

Total Diversified Consumer Services					13,652,077

Hotels, Restaurants & Leisure - 12.6%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,460,000	EUR	2,326,681	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,500,000	EUR	1,418,708	(c)
Carnival Corp., Senior Notes	7.625%	3/1/26	560,000		510,320	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	50,000		54,074	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	4,700,000	EUR	2,622,403
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,000,000		769,549	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	480,000		482,275	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	600,000		$577,640
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	120,000		107,654
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,840,000		1,583,320	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	4,815,000		4,526,437	(a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	2,370,000		2,052,989	(a)(b)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	3,120,000		2,686,991	(a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,250,000		3,459,521	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000		4,111,743	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000		2,506,441	(a)(b)
Saga PLC, Senior Notes	3.375%	5/12/24	1,580,000	GBP	1,811,939	(c)
Sands China Ltd., Senior Notes	3.350%	3/8/29	4,280,000		3,666,367
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,280,000		1,167,655
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	590,000		550,745	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,700,000		2,382,283	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,700,000		1,419,747	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,670,000		2,386,326	(a)

Total Hotels, Restaurants & Leisure					43,181,808

Internet & Direct Marketing Retail - 0.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,000,000		797,255

Multiline Retail - 0.6%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	1,800,000	GBP	2,044,247	(c)

Specialty Retail - 0.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,440,000		2,618,700	(a)

TOTAL CONSUMER DISCRETIONARY					79,989,635

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.0%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	3,190,000	GBP	3,254,385	(c)

Food Products - 1.7%
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	1,500,000	GBP	1,349,934	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,500,000		2,350,650	(a)(b)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,245,000		2,230,138	(a)(b)

Total Food Products					5,930,722

TOTAL CONSUMER STAPLES					9,185,107

ENERGY - 21.4%
Energy Equipment & Services - 0.2%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000		901,415	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 21.2%
Apache Corp., Senior Notes	5.100%	9/1/40	370,000	$323,574	(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	190,000	193,223	(a)(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000	323,532	(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	228,551	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	1,061,695	(b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,500,000	1,499,655	(a)(d)
Ecopetrol SA, Senior Notes	8.875%	1/13/33	740,000	760,102
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	1,791,371	(e)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	5,110,000	3,531,179
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	5,500,000	5,172,090	(f)(g)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	4,081,000	3,423,673	(b)(f)(g)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,960,000	1,721,625	(a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	950,000	950,033	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	460,000	389,706	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	360,000	341,937	(b)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,000,000	976,180	(a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,268,916	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,135,417	(a)(b)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	464,000	472,930
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,573,730	(b)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	1,205,934	(b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	991,005
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,345,481	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	6,276,627	(b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,000,000	1,527,500	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	668,320	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	721,680
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	2,970,000	1,884,881
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	974,585
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	730,846	(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,213,851	(a)(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,630,000	1,589,250	(a)(b)

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	270,000	$277,592	(b)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,560,000	1,475,659	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,690,000	2,467,483	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,349,156	(b)
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	10,952,000	9,513,291	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,277,912	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	887,315	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,989,861	(b)
YPF SA, Senior Notes	8.500%	7/28/25	1,520,000	1,397,496	(a)
YPF SA, Senior Notes	6.950%	7/21/27	2,320,000	1,851,049	(a)

Total Oil, Gas & Consumable Fuels				72,755,893

TOTAL ENERGY				73,657,308

FINANCIALS - 21.1%
Banks - 11.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	8,490,000	7,507,767	(a)(b)(f)(g)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	2,080,000	2,069,538	(b)(f)(g)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,850,000	2,846,437	(b)(f)(g)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	830,000	789,994	(a)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,482,000	(a)(b)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,595,704	(a)(b)(f)(g)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	1,986,709	(g)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	$2,127,530	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000	4,178,492	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	750,000	597,458	(a)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	3,820,000	3,792,305	(f)(g)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000	2,508,298	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,390,000	3,299,528	(a)(b)(g)

Total Banks				38,781,760

Capital Markets - 5.3%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	3,490,000	2,835,625	(a)(f)(g)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,660,000	2,181,599	(a)(b)(f)(g)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	8,630,000	8,392,675	(a)(b)(f)(g)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	2,350,000	2,339,014	(c)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,500,000	2,490,550	(a)(b)(f)(g)

Total Capital Markets				18,239,463

Consumer Finance - 0.9%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000	1,158,364	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	1,962,727	(b)

Total Consumer Finance				3,121,091

Diversified Financial Services - 3.2%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	8,620,000	7,876,083	(a)(h)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	6.079%	7/3/23	880,000	874,668	(c)(g)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - continued
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000		$1,214,144	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	690,000		671,572	(c)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	450,000		415,977	(c)

Total Diversified Financial Services					11,052,444

Insurance - 0.4%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,212,748	(a)(b)

TOTAL FINANCIALS					72,407,506

HEALTH CARE - 7.8%
Health Care Providers & Services - 3.2%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000		912,102	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000		2,473,367	(b)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	2,200,000		1,928,234	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,430,000		2,384,644	(a)(b)
Tenet Healthcare Corp., Secured Notes	6.125%	10/1/28	890,000		833,218	(b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	2,500,000		2,306,953

Total Health Care Providers & Services					10,838,518

Pharmaceuticals - 4.6%
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	5,390,000		2,445,578	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,180,000		760,085	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,651,000	EUR	1,627,831	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,050,000		822,822	*(a)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000		1,157,825	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000		2,246,100	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	7,300,000		6,741,112	(b)

Total Pharmaceuticals					15,801,353

TOTAL HEALTH CARE					26,639,871

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.0%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,220,000		3,286,429	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 9.4%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	7,130,000	$6,687,140	(a)(b)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	540,000	529,988	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,000,000	968,587	(a)(b)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	5,160,000	5,145,641	(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000	1,021,722	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	917,091	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000	7,896,844	(a)(b)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	2,300,000	2,199,364	(a)(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	144,000	145,658	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,237,998	2,287,234	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	720,000	738,933	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000	975,590	(b)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,000,000	2,851,575	(a)

Total Airlines				32,365,367

Building Products - 0.1%
Standard Industries Inc., Senior Notes	4.375%	7/15/30	540,000	462,224	(a)

Commercial Services & Supplies - 2.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,890,000	2,958,489	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	4,980,000	4,383,293	(b)
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,831,000	1,881,750

Total Commercial Services & Supplies				9,223,532

Machinery - 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,661,000	1,602,093

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,020,000	899,043	(a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	302,000	300,490

Total Trading Companies & Distributors				1,199,533

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation Infrastructure - 0.3%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000	GBP	$1,145,775	(c)

TOTAL INDUSTRIALS					49,284,953

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	890,000		758,267	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	2,298,000		1,803,117	(a)(b)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	890,000		680,723	(a)

Total Communications Equipment					3,242,107

Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000		1,695,163	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000		831,971	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000		480,506

Total Technology Hardware, Storage & Peripherals					3,007,640

TOTAL INFORMATION TECHNOLOGY					6,249,747

MATERIALS - 6.9%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000		713,436	(b)(c)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	1,500,000	EUR	1,456,523	(c)

Total Chemicals					2,169,959

Containers & Packaging - 2.8%
ARD Finance SA, Senior Secured Notes
(6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000		785,920	(a)(h)
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	4,470,000		3,667,099	(a)(b)
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,110,000		2,551,382	(a)(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,320,000		1,289,866
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000		1,184,945	(a)

Total Containers & Packaging					9,479,212

Metals & Mining - 3.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000		3,458,507	(b)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	750,000		749,846	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000		907,816	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,870,000		3,765,362	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000		3,245,394	(e)

Total Metals & Mining					12,126,925

TOTAL MATERIALS					23,776,096

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	430,000		$291,845
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,880,000		2,555,194	(b)
Service Properties Trust, Senior Notes	4.950%	10/1/29	1,630,000		1,224,643	(b)
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,310,000		953,746

Total Equity Real Estate Investment Trusts (REITs)					5,025,428

Real Estate Management & Development - 1.8%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	630,000		68,452	*(c)(i)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		110,351	*(c)(i)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,450,000		1,275,567	(c)
Heimstaden AB, Senior Notes	4.250%	3/9/26	1,900,000	EUR	1,476,894	(c)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	1,420,000	EUR	1,393,289	(c)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,500,000	EUR	1,274,082	(c)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	870,000		177,956	*(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	500,000		79,693	*(c)(i)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	500,000		80,748	*(c)(i)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,100,000		175,450	*(c)(i)

Total Real Estate Management & Development					6,112,482

TOTAL REAL ESTATE					11,137,910

UTILITIES - 1.3%
Electric Utilities - 0.3%
InterGen NV, Senior Secured Notes	7.000%	6/30/23	520,000		520,308	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	450,000		424,885	(a)

Total Electric Utilities					945,193

Gas Utilities - 1.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,500,000		3,386,425	(b)

TOTAL UTILITIES					4,331,618

TOTAL CORPORATE BONDS & NOTES (Cost - $405,168,033)					431,033,083

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 9.5%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	$2,048,673	(a)

Argentina - 1.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	328,141	101,663
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	170,000	67,824	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step Bond (4.500% to 9/1/23 then 5.500%)	4.500%	9/1/37	1,471,974	496,456	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	300,000	259,957	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,620,000	2,029,730	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	2,550,000	1,797,321	(a)(h)

Total Argentina				4,752,951

Bahamas - 0.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	1,870,931	(a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	839,576	(a)

Total Bahamas				2,710,507

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	453,675	(a)

Dominican Republic - 0.8%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	2,900,805	(a)

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	40,000	19,593	(a)
Ecuador Government International Bond, Senior Notes, Step bond (1.500% to 7/31/23 then 2.500%)	1.500%	7/31/40	5,000,000	2,122,339	(a)

Total Ecuador				2,141,932

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.5%
Egypt Government International Bond, Senior Notes	7.300%	9/30/33	2,230,000		$1,639,753	(a)

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,000,000		890,812	(a)

Jordan - 0.7%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000		2,348,250	(a)

Mexico - 2.3%
Mexican Bonos, Bonds	7.750%	5/29/31	156,870,000	MXN	7,882,029

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,130,000		855,941	(c)

Oman - 0.2%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		807,341	(a)

Russia - 0.3%
Russian Federal Bond - OFZ	7.050%	1/19/28	239,980,000	RUB	512,695	*(i)
Russian Federal Bond - OFZ	6.900%	5/23/29	176,840,000	RUB	377,803	*(i)

Total Russia					890,498

Turkey - 0.6%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	2,400,000		2,059,560

Ukraine - 0.0%††
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	800,000		162,763	(a)

TOTAL SOVEREIGN BONDS (Cost - $33,770,342)					32,545,490

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.4%
U.S. Government Obligations - 4.4%
U.S. Treasury Notes	2.125%	3/31/24	5,000,000		4,857,032	(e)
U.S. Treasury Notes	1.125%	2/28/25	5,900,000		5,548,996	(e)
U.S. Treasury Notes	1.500%	1/31/27	5,000,000		4,592,871	(e)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $14,875,224)					14,998,899

CONVERTIBLE BONDS & NOTES - 1.9%
COMMUNICATION SERVICES - 1.9%
Media - 1.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	747,000		694,897

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
DISH Network Corp., Senior Notes	0.000%	12/15/25	7,743,000	$5,145,223
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,050,000	689,632

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,819,653)				6,529,752

SENIOR LOANS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.4%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%) (Cost - $1,750,603)	8.070%	4/13/28	2,250,000	1,351,868	(g)(j)(k)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $23,550)		5/28/28	24,596	4,427	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $4,365,221)			533,873,172	0	*(l)(m)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $466,772,626)				486,463,519

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.7%
REPURCHASE AGREEMENTS - 2.0%
Goldman Sachs Group Inc. repurchase agreement dated 1/26/23; Proceeds at maturity - $1,948,994; (Fully collateralized by U.S. government agency obligations, 2.125% due 3/31/2024; Market value - $1,956,354)	4.480%	2/23/23	1,942,226	1,942,226

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REPURCHASE AGREEMENTS - CONTINUED
Goldman Sachs Group Inc. repurchase agreement dated 1/26/23; Proceeds at maturity - $3,982,874; (Fully collateralized by U.S. government agency obligations, 2.750% due 8/31/2023; Market value - $4,001,036)	4.380%	2/23/23	3,969,352	$3,969,352
Goldman Sachs Group Inc. repurchase agreement dated 1/26/23; Proceeds at maturity - $988,262; (Fully collateralized by U.S. government agency obligations, 1.625% due 5/31/2023; Market value - $992,693)	4.380%	2/23/23	984,907	984,907

TOTAL REPURCHASE AGREEMENTS (Cost - $6,896,485)				6,896,485

			SHARES
MONEY MARKET FUNDS - 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,418,194)	4.283%		2,418,194	2,418,194	(o)(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,314,679)				9,314,679

TOTAL INVESTMENTS - 144.3% (Cost - $476,087,305)				495,778,198
Liabilities in Excess of Other Assets - (44.3)%				(152,184,703)

TOTAL NET ASSETS - 100.0%				$343,593,495

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	The coupon payment on this security is currently in default as of January 31, 2023.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	Value is less than $1.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $2,418,194 and the cost was $2,418,194 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

At January 31, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	4.440%	11/23/2022	2/23/2023		$4,922,354	U.S. Government & Agency Obligations Cash	$4,993,728 12,508
						U.S. Government &
Goldman Sachs Group Inc.	4.520%	11/23/2022	2/23/2023		16,653,044	Agency Obligations Cash	17,020,828 42,318
Goldman Sachs Group Inc.	5.000%	12/16/2022	TBD	***	2,818,568	Corporate Bonds & Notes Cash	3,284,963 7,162
Goldman Sachs Group Inc.	5.000%	1/24/2023	TBD	***	1,617,650	Corporate Bonds & Notes Cash	1,815,789 4,111

					$26,011,616		$27,181,407

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2023.

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	434,374	EUR	400,000	BNP Paribas SA	4/18/23	$(2,579)
USD	440,466	EUR	405,000	BNP Paribas SA	4/18/23	(1,950)
USD	12,374,296	EUR	11,432,054	BNP Paribas SA	4/18/23	(113,894)
MXN	10,726,378	USD	550,593	Goldman Sachs Group Inc.	4/18/23	11,048
CAD	12,453	USD	9,324	JPMorgan Chase & Co.	4/18/23	41
USD	280,779	EUR	260,000	JPMorgan Chase & Co.	4/18/23	(3,241)
USD	757,566	EUR	710,000	Morgan Stanley & Co. Inc.	4/18/23	(18,026)
USD	1,178,352	GBP	950,000	Morgan Stanley & Co. Inc.	4/18/23	5,180
USD	2,580,965	GBP	2,120,000	Morgan Stanley & Co. Inc.	4/18/23	(37,062)
USD	7,270,784	GBP	5,952,584	Morgan Stanley & Co. Inc.	4/18/23	(80,171)

Total						$(240,654)

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

18

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$431,033,083	—		$431,033,083
Sovereign Bonds	—	32,545,490	—		32,545,490
U.S. Government & Agency
Obligations	—	14,998,899	—		14,998,899
Convertible Bonds & Notes	—	6,529,752	—		6,529,752
Senior Loans	—	1,351,868	—		1,351,868
Warrants	$4,427	—	—		4,427
Common Stocks	—	—	$0	*	0	*
Total Long-Term Investments	4,427	486,459,092	0	*	486,463,519
Short-Term Investments†:
Repurchase Agreements	—	6,896,485	—		6,896,485
Money Market Funds	2,418,194	—	—		2,418,194
Total Short-Term Investments	2,418,194	6,896,485	—		9,314,679

Total Investments	$2,422,621	$493,355,577	$0	*	$495,778,198

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$16,269	—		$16,269

Total	$2,422,621	$493,371,846	$0	*	$495,794,467

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Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$256,923	—	$256,923

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at April 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$7,012,556	$134,138,144	134,138,144	$138,732,506	138,732,506	—	$64,127	—	$2,418,194

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